Financial Instruments - Derivatives and Hedging (Details 1) (Interest Rate Swap [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Gross derivative assets	$ 0	$ 0
Gross derivative liabilities	(6,795)	0
Net derivative liability	$ (6,795)	$ 0